Land use right - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Land Use Right [Abstract]
Amortization expense of land use right	$ 3.4	$ 3.2
Land use right with net book value	$ 161.4